BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following financial statement amounts and balances of the VIE, which is established on August 6, 2014, were included in the accompanying consolidated financial statements as of April 30, 2015 and July 31, 2014 and for the nine months ended April 30, 2015 and 2014, respectively:

	April 30, 2015	July 31, 2014
Total assets	$21,401,700	$17,666,510
Total liabilities	12,621,604	8,821,079

	For the nine months	For the nine months
	Ended	ended
	April 30, 2015	April 30, 2014

Net loss	$559,947	$327,085

The following financial statement amounts and balances of the VIE, which is established on August 6, 2014, were included in the accompanying consolidated financial statements as of July 31, 2014 and for the year ended July 31, 2014:

July 31, 2014
Total assets	$26,927,076
Total liabilities	17,610,720

For the year
ended
July 31,2014

Net loss	$455,727

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Machinery equipment	5-10 years
Computer and office equipment	3 years
Vehicle	5 years
Property under capital lease	20 years

Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Machinery equipment	5-10 years
Computer and office equipment	3 years
Vehicle	5 years
Property under capital lease	20 years